Offerings - Offering: 1	May 07, 2026 USD ($)
Offering:
Fee Previously Paid	false
Rule 457(o)	true
Security Type	Equity
Security Class Title	Common Shares ($.10 par value)
Maximum Aggregate Offering Price	$ 2,000,000,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 276,200.00
Offering Note	(1) Calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933. (2) This "Calculation of Filing Fee Table" shall be deemed to update the "Calculation of Registration Fee" table in Consolidated Edison, Inc.'s Registration Statement on Form S-3ASR (No. 333-286304).